Advances to Vendors, Net (Tables)	12 Months Ended
Sep. 30, 2024
Advances to Vendors, Net [Abstract]
Schedule of Advances to vendors	Advances to vendors consisted of the following:
	As of September 30,
	2024	2023
	US$	US$
Prepayments for virtual technology services	$5,631,798	$277,952
Prepayments for digital assets development	1,413,557	3,723,351
Subtotal	7,045,355	4,001,303
Less: allowance for doubtful accounts	(1,047,306)	(386,542)
	5,998,049	3,614,761
Less: advances to vendors - non-current	261,956	1,020,874
Advances to vendors – current	$5,736,093	$2,593,887